Other net losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Kentucky termination costs	$ 0	$ 46,527
Acquisition-related settlement payment	0	(11,983)
Securitization write-off	0	63,495
Loss on redemption of long-term note	0	8,532
Other	26,962	15,135
Other net losses	26,962	121,706
Acquisition-related settlement payment		12,814
Legal fees		$ 831
Additional securitization costs, written off	4,355
Incurred costs	$ 5,722